GOING CONCERN (Details)		3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 22, 2021 USD ($) item	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)	Mar. 31, 2022 USD ($) item	Mar. 31, 2021 USD ($)	Sep. 23, 2022 USD ($) item	Dec. 24, 2020 item
Going Concern [Line Items]
Net loss from continuing operations		$ 986,269	$ (286,234)	$ 1,922,153	$ 5,205,925	$ 5,606,145	$ 7,475,425
Accumulated deficit		36,323,523		36,323,523		34,601,545	34,064,921
Working capital		800,000		800,000		600,000
Net operating cash flows from continuing operations				249,287	(6,875,694)	(9,036,114)	(3,196,138)
Net cash used in operating activities from discontinued operations				0	$ 416,522	(123,167)	$ (739,929)
Purchase commitments	$ 3,200,000	$ 2,400,000		$ 2,400,000		$ 1,700,000		$ 1,500,000
Total number of automobiles | item	200	300		300		200		100
Total amount of automobiles		$ 4,700,000		$ 4,700,000		$ 3,400,000
Number of automobiles is required to purchase in cash | item	100			100		100
Amount of automobiles is required to purchase in cash	$ 1,600,000	1,600,000		$ 1,600,000		$ 1,700,000
Amount of automobiles is required to purchase commitment	$ 1,600,000	1,600,000		1,600,000		1,700,000
Maximum contingent liabilities		46,641		46,641		800,000
Jinkailong [Member]
Going Concern [Line Items]
Total number of automobiles | item									75
Maximum contingent liabilities		$ 4,800,000		$ 4,800,000		$ 6,300,000